Retirement Benefits (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Components of Retirement Benefit Expense

Components of retirement benefit expense are:

	Pension Benefits		Postretirement Benefits
	Three months ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012
	(In millions)
Service cost	$1.4	$1.1	$0.1	$0.1
Interest cost on benefit obligation	15.2	18.4	0.6	0.7
Assumed return on plan assets	(24.1)	(24.8)	—	—
Amortization of prior service credits	—	—	(0.2)	—
Recognized net actuarial losses (gains)	23.7	15.5	(0.6)	(0.7)

Retirement benefit expense (income)	$16.2	$10.2	$(0.1)	$0.1

	Pension Benefits		Postretirement Benefits
	Six months ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012
	(In millions)
Service cost	$2.7	$2.2	$0.1	$0.1
Interest cost on benefit obligation	30.4	36.8	1.2	1.5
Assumed return on plan assets	(48.2)	(49.6)	—	—
Amortization of prior service credits	—	—	(0.4)	—
Recognized net actuarial losses (gains)	47.3	31.0	(1.1)	(1.5)

Retirement benefit expense (income)	$32.2	$20.4	$(0.2)	$0.1

Changes in Prepayment Credits

Changes in prepayment credits during fiscal 2012 were as follows (in millions):

Balance as of November 30, 2011	$59.5
Amount used to offset minimum required contribution as of December 1, 2011 as a result of the requirements under MAP-21	(29.0)
Adjustment for investment experience	2.0

Balance as of November 30, 2012	$32.5

Summary of Company's Pension Benefits and Medical and Life Benefits

Plan assets, benefit obligations, and the funded status of the plans were determined at November 30, 2012 and 2011 for fiscal 2012 and 2011, respectively.

	Pension Benefits		Medical and Life Benefits
	As of November 30,
	2012	2011	2012	2011
	(In millions)
Change in fair value of plan assets:
Fair value — beginning of year	$1,296.8	$1,374.3	$—	$—
Gain on plan assets	81.2	54.5	—	—
Employer contributions	1.2	1.5	5.1	5.5
Benefits paid(1)	(136.1)	(133.5)	(5.1)	(5.5)

Fair Value — end of year	$1,243.1	$1,296.8	$—	$—

Change in benefit obligation:
Benefit obligation — beginning of year	$1,550.4	$1,566.6	$75.2	$78.9
Service cost(2)	4.5	3.9	0.1	0.1
Interest cost	73.5	78.4	3.3	3.5
Actuarial losses (gains)	225.4	35.0	2.3	(1.8)
Benefits paid	(136.1)	(133.5)	(5.1)	(5.5)

Benefit obligation — end of year(3)	$1,717.7	$1,550.4	$75.8	$75.2

Funded status of the plans	$(474.6)	$(253.6)	$(75.8)	$(75.2)

Amounts Recognized in the Consolidated Balance Sheets:
Postretirement medical and life benefits, current	$—	$—	$(7.5)	$(6.8)
Postretirement medical and life benefits, noncurrent	—	—	(68.3)	(68.4)
Pension liability, current (component of other current liabilities)	(1.2)	(1.1)	—	—
Pension liability, non-qualified (component of other noncurrent liabilities)	(18.9)	(16.1)	—	—
Pension benefits, noncurrent	(454.5)	(236.4)	—	—

Net Liability Recognized in the Consolidated Balance Sheets	$(474.6)	$(253.6)	$(75.8)	$(75.2)

(1)	Benefits paid for medical and life benefits are net of the Medicare Part D Subsidy of $0.4 million and $0.5 million received in fiscal 2012 and 2011, respectively.
(2)	Service cost for pension benefits represents the administrative costs of the tax-qualified pension plan.
(3)	Pension benefit obligation includes $20.1 million in fiscal 2012 and $17.2 million in fiscal 2011 for the non-qualified plan.

Components of Net Periodic Benefit Expense

Components of net periodic benefit expense are as follows:

	Pension Benefits			Medical and Life Benefits
	Year Ended
	2012	2011	2010	2012	2011	2010
	(In millions)
Service cost(1)	$4.5	$3.9	$4.4	$0.1	$0.1	$0.2
Interest cost on benefit obligation	73.5	78.4	86.1	3.3	3.5	4.0
Assumed return on plan assets(2)	(99.2)	(102.4)	(107.8)	—	—	—
Amortization of prior service (credits) costs	—	—	—	(0.1)	0.1	0.1
Amortization of net losses (gains)	62.1	66.4	58.8	(3.2)	(3.6)	(3.9)

Net periodic benefit expense	$40.9	$46.3	$41.5	$0.1	$0.1	$0.4

(1)	Service cost for pension benefits represents the administrative costs of the tax-qualified pension plan.
(2)	The actual return and rate of return on plan assets are as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Actual return on plan assets	$81.2	$54.5	$172.3
Actual rate of return on plan assets	6.5%	3.8%	13.7%

Schedule of Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Expense

The Company used the following assumptions, calculated based on a weighted-average, to determine the benefit obligations and net periodic benefit expense for the applicable fiscal year.

	Pension Benefits		Medical and Life Benefits
	2012	2011	2012	2011
Discount rate (benefit obligations)	3.68%	4.95%	3.24%	4.58%
Discount rate (benefit restoration plan benefit obligations)	3.77%	4.98%	*	*
Discount rate (net periodic benefit expense)	4.95%	5.21%	4.58%	4.65%
Expected long-term rate of return on plan assets	8.00%	8.00%	*	*
Ultimate healthcare trend rate	*	*	5.00%	5.00%
Initial healthcare trend rate (benefit obligations pre 65/post 65)	*	*	8.75%	9.00%
Year ultimate rate attained (benefit obligations pre 65/post 65)	*	*	2021	2021
Initial healthcare trend rate (net periodic benefit expense pre 65/post 65)	*	*	9.00%	9.00%
Year ultimate rate attained (net periodic benefit expense pre 65/post 65)	*	*	2021	2021

*	Not applicable.

Schedule of One Percentage Point Change in Assumptions Effects on Projected Benefit Obligations

A one percentage point change in the key assumptions would have the following effects on the projected benefit obligations as of November 30, 2012 and on expense for fiscal 2012:

	Pension Benefits and Medical and Life Benefits Discount Rate		Expected Long-term Rate of Return	Assumed Healthcare Cost Trend Rate
	Net Periodic Benefit Expense	Projected Benefit Obligation	Net Periodic Pension Benefit Expense	Net Periodic Medical and Life Benefit Expense	Accumulated Benefit Obligation
	(In millions)
1% decrease	$22.9	$193.5	$12.4	$(0.5)	$(2.0)
1% increase	(19.7)	(161.7)	(12.4)	0.5	2.2

Schedule of Weighted Average Asset Allocation for Pension Plans

The Company’s pension plans weighted average asset allocation and the investment policy asset allocation targets at November 30, 2012, by asset category, are as follows:

	Actual	Target(1)
Cash and cash equivalents	26%	—%
Equity securities	25	32
Fixed income	21	50
Real estate investments	2	2
Private equity holdings	6	—
Alternative investments	20	16

	100%	100%

(1)	Assets rebalanced periodically to remain within a reasonable range of the target. The Company is in the process of evaluating and updating its overall investment strategy and asset allocation targets.

Schedule of Fair Value of Pension Plan Assets and Liabilities by Asset Category

The fair value of the Company’s pension plan assets and liabilities by asset category and by level were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
November 30, 2012
Cash and cash equivalents	$319.3	$200.3	$119.0	$—
Equity securities:
Domestic equity securities	388.3	380.1	7.9	0.3
International equity securities	56.6	56.2	0.3	0.1
Derivatives:
Purchased options	0.7	0.7	—	—
Written options	(1.0)	(1.0)	—	—
Short sales	(134.7)	(134.7)	—	—
Fixed income:
U.S. government securities	6.0	0.4	5.6	—
Corporate debt securities	79.1	—	78.7	0.4
Asset-backed securities	183.7	—	183.7	—
Short sales	(7.6)	(0.4)	(7.2)	—
Forward exchange contracts	0.2	—	0.2	—
Real estate investments	16.7	—	—	16.7
Private equity holdings	74.9	—	—	74.9
Alternative investments	253.2	—	—	253.2

Total	1,235.4	$501.6	$388.2	$345.6

Receivables	28.6
Payables	(20.9)

Total	$1,243.1

November 30, 2011
Cash and cash equivalents	$302.2	$136.9	$165.3	$—
Equity securities:
Domestic equity securities	305.2	299.1	5.7	0.4
International equity securities	148.3	147.6	0.7	—
Derivatives:
Purchased options	0.4	0.4	—	—
Written options	(2.6)	(2.6)	—	—
Short sales	(141.9)	(141.9)	—	—
Fixed income:
U.S. government securities	20.7	8.1	12.6	—
Foreign government securities	0.2	—	—	0.2
Corporate debt securities	101.2	1.3	93.2	6.7
Asset-backed securities	199.8	—	199.8	—
Short sales	(6.6)	(3.4)	(3.2)	—
Forward exchange contracts	0.2	—	0.2	—
Real estate investments	19.6	—	—	19.6
Private equity holdings	72.0	—	—	72.0
Alternative investments	259.1	—	—	259.1

Total	1,277.8	$445.5	$474.3	$358.0

Receivables	43.2
Payables	(24.2)

Total	$1,296.8

Schedule of Changes in Fair Value of Level 3 Investments

Changes in the fair value of the Level 3 investments were as follows:

	November 30, 2011	Unrealized Gains(Losses) on Plan Assets	Realized Gains(Losses) on Plan Assets	Purchases, Issuances, and Settlements	November 30, 2012
	(In millions)
Equity securities:
Domestic equity securities	$0.4	$(0.1)	$—	$—	$0.3
International equity securities	—	—	—	0.1	0.1
Fixed income:
Foreign government securities	0.2	(0.2)	—	—	—
Corporate debt securities	6.7	0.1	0.7	(7.1)	0.4
Asset-backed securities	—	0.3	(0.3)	—	—
Real estate investments	19.6	(2.9)	—	—	16.7
Private equity holdings	72.0	2.7	—	0.2	74.9
Alternative investments	259.1	(5.9)	—	—	253.2

Total	$358.0	$(6.0)	$0.4	$(6.8)	$345.6

	November 30, 2010	Unrealized Gains(Losses) on Plan Assets	Realized Gains(Losses) on Plan Assets	Purchases, Issuances, and Settlements	Transfers out of Level 3	November 30, 2011
	(In millions)
Equity securities:
Domestic equity securities	$—	$0.2	$—	$0.2	$—	$0.4
Fixed income:
Foreign government securities	0.2	—	—	—	—	0.2
Corporate debt securities	—	(0.1)	—	6.8	—	6.7
Asset-backed securities	1.4	0.1	(0.1)	(0.5)	(0.9)	—
Real estate investments	21.6	—	—	(2.0)	—	19.6
Private equity holdings	83.1	4.6	—	(15.7)	—	72.0
Alternative investments	137.1	8.0	(0.9)	114.9	—	259.1

Total	$243.4	$12.8	$(1.0)	$103.7	$(0.9)	$358.0

Schedule of Estimated Future Benefit Payments

The following presents estimated future benefit payments:

	Pension Benefit Payments	Medical and Life Benefits
Year Ending November 30,		Gross Benefit Payments	Medicare D Subsidy	Net Benefit Payments
	(In millions)
2013	$131.6	$8.0	$0.5	$7.5
2014	129.3	8.0	0.5	7.5
2015	126.5	7.8	0.5	7.3
2016	123.2	7.5	0.4	7.1
2017	119.8	7.2	0.4	6.8
Years 2018 – 2022	544.8	29.5	1.1	28.4